MARKETABLE SECURITIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
MARKETABLE SECURITIES
NOTE 6 . MARKETABLE SECURITIES

The amortized cost and fair value of marketable securities available-for-sale at April 30, 2011 and 2010 are as follows.

	(in thousands)
2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bank certificates of deposit	$625	$0	$0	$625
	$625	$0	$0	$625

	(in thousands)
2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bank certificates of deposit	$420	$0	$0	$420
	$420	$0	$0	$420

As of April 30, 2011, $275,000 of the investment in bank certificates of deposit will mature in less than one year, $50,000 will mature in May 2012 and the remaining $300,000 will mature in March 2014.

There were no realized gains or losses on sales of securities available-for-sale for the fiscal years ended April 30, 2011, 2010 and 2009. There were no other-than-temporary impairment losses incurred on the securities available-for-sale for the fiscal years ended April 30, 2011, 2010 and 2009.